April 4, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:     The Managers Funds
        File Nos. 2-84012; 811-3752

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Managers Funds (the
"Trust") hereby certifies that:

(1)  The forms of Prospectus and Statement of Additional
Information for Managers Money Market Fund, that would have been filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective
Amendment No. 52 to the Trust's Registration Statement on
Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

(2)  The text of Post-Effective Amendment No. 52 to the
Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 28, 2002.


Very truly yours,

The Managers Funds

By:     /s/Donald S. Rumery
        -------------------
        Donald S. Rumery
        Treasurer

cc:     John M. Ganley, Staff Examiner
        Securities and Exchange Commission
        Philip H. Newman, Esquire
        Goodwin Procter LLP